INCOME TAXES (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 28, 2013	Dec. 29, 2012
Current deferred tax assets (liabilities):
Accounts receivable	$ 45	$ 68
Accrued expenses	109	61
Valuation allowance	(154)	(129)
Current deferred tax asset	0	0
Non-current deferred tax assets (liabilities):
Goodwill and intangible assets	4,811	6,437
Share-based compensation expense	803	856
Net operating loss carryforward	24,265	22,842
Other	480	458
Foreign tax credit carryforward	1,006	1,006
Valuation allowance	(31,951)	(32,071)
Non-current deferred tax liabilities	$ (586)	$ (472)